As filed with the Securities and Exchange Commission on December 6, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2013

Date of reporting period: May 31, 2013

Item 1. Reports to Stockholders.

WBI Absolute Return Balanced Fund

WBI Absolute Return Dividend Growth Fund

Semi-Annual Report
May 31, 2013

WBI Funds
EXPENSE EXAMPLE – at May 31, 2013 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the No Load Shares and the Institutional Shares of each Fund at the beginning of the period and held for the entire period (12/1/12– 5/31/13).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.00% and 1.75% per the operating expenses limitation agreement for the No Load Shares and the Institutional Shares, respectively, of each Fund. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

WBI Funds
EXPENSE EXAMPLE – at May 31, 2013 (Unaudited), Continued

WBI Absolute Return Balanced Fund – No Load Shares

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period 12/1/12 – 5/31/13*

Actual	$1,000.00	$1,013.70	$10.04
Hypothetical
(5% return before expenses)	$1,000.00	$1,014.96	$10.05

*  Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Balanced Fund – Institutional Shares

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period 12/1/12 – 5/31/13*

Actual	$1,000.00	$1,014.20	$8.79
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.21	$8.80

*  Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Dividend Growth Fund – No Load Shares

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period 12/1/12 – 5/31/13*

Actual	$1,000.00	$1,101.10	$10.48
Hypothetical
(5% return before expenses)	$1,000.00	$1,014.96	$10.05

*  Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

EXPENSE EXAMPLE – at May 31, 2013 (Unaudited), Continued

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period 12/1/12 – 5/31/13*

Actual	$1,000.00	$1,101.30	$9.17
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.21	$8.80

*  Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds
SECTOR ALLOCATION OF PORTFOLIO ASSETS – at May 31, 2013 (Unaudited)

WBI Absolute Return Balanced Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS – at May 31, 2013 (Unaudited)

WBI Absolute Return Dividend Growth Fund

Percentages represent market value as a percentage of total investments.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 39.26%	Value
	Amusement, Gambling, and Recreation Industries - 0.96%	$844,505
11,325	Six Flags Entertainment Corp
	Chemical Manufacturing - 2.49%
32,765	LyondellBasell Industries NV - Class A (a)	2,183,787
	Clothing and Clothing
	Accessories Stores - 2.70%
45,465	American Eagle Outfitters, Inc	899,752
42,675	Foot Locker, Inc.	1,464,606
	Computer and Electronic	2,364,358
	Product Manufacturing - 0.97%
72,809	Ericsson - ADR	849,681
	Credit Intermediation and Related Activities - 4.45%
19,742	Ameriprise Financial, Inc.	1,609,368
14,604	Royal Bank of Canada (a)	867,624
17,577	Toronto-Dominion Bank (a)	1,421,100
	Electrical Equipment, Appliance, and	3,898,092
	Component Manufacturing - 2.40%
36,613	Emerson Electric Co.	2,103,783
	Food Manufacturing - 1.57%
40,768	ConAgra Foods, Inc.	1,373,474
	Forestry and Logging - 2.22%
65,091	Weyerhaeuser Co.	1,941,014
	Insurance Carriers and
	Related Activities - 0.99%
33,079	Fidelity National Financial, Inc.	870,308
	Machinery Manufacturing - 1.73%
26,988	KLA-Tencor Corp.	1,519,155
	Miscellaneous Manufacturing - 3.55%
53,415	Coach, Inc.	3,111,958
	Primary Metal Manufacturing - 1.03%
58,889	Steel Dynamics, Inc.	903,357
	Printing and Related Support Activities - 1.02%
20,498	Avery Dennison Corp.	891,663

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2013 (Unaudited), Continued

Shares		Value
	Professional, Scientific & Technical Services - 2.24%
46,982	Infosys Limited - ADR	$1,961,499
	Publishing Industries (except Internet) - 1.02%
41,586	Gannett Co., Inc.	894,099
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.08%
3,292	BlackRock, Inc.	919,126
22,490	NYSE Euronext	904,773
		1,823,899
	Telecommunications - 3.28%
30,114	Time Warner Cable, Inc.	2,876,188
	Transportation Equipment
	Manufacturing - 3.46%
193,065	Ford Motor Co.	3,027,259
	Wholesale Electronic Markets and
	Agents and Brokers - 1.10%
41,050	KAR Auction Services, Inc	962,623
	TOTAL COMMON STOCKS (Cost $33,160,758)	34,400,702

	EXCHANGE-TRADED FUNDS - 35.58%
45,161	iShares Barclays 7-10 Year
	Treasury Bond Fund	4,439,771
87,604	iShares Floating Rate Note ETF	4,756,357
99,485	iShares iBoxx $ Investment Grade
	Corporate Bond Fund	11,724,307
37,449	iShares JP Morgan USD Emerging
	Markets Bond Fund	4,308,507
124,421	iShares S&P U.S. Preferred Stock
	Index Fund	5,015,410
13,719	SPDR S&P Dividend ETF	925,347
	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,446,970)	31,169,699

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2013 (Unaudited), Continued

Principal Amount	CORPORATE BONDS - 19.20%	Value
	Aerospace Product and
	Parts Manufacturing - 0.45%
	Lockheed Martin Corp.
$356,000	4.25%, 11/15/2019	$398,238
	Agencies, Brokerages, and Other Insurance Related Activities - 0.17%
	Aon PLC
142,000	3.50%, 9/30/2015	149,866
	Beverage Manufacturing - 0.17%
	Anheuser-Busch Cos., LLC
135,000	4.50%, 4/1/2018	150,234
	Building Equipment Contractors - 0.61%
	Omnicom Group, Inc.
	4.45%, 8/15/2020	537,697
	Business Support Services - 0.83%
	Western Union Co.
650,000	5.93%, 10/1/2016	726,532
	Computer and Peripheral Equipment Manufacturing - 0.99%
	Hewlett-Packard Co.
857,000	4.30%, 6/1/2021	863,630
	Depository Credit Intermediation - 1.50%
	Bank of America Corp.
440,000	5.00%, 5/13/2021	488,128
	Citigroup, Inc.
3,000	5.125%, 5/5/2014	3,119
580,000	6.125%, 11/21/2017	679,157
	Wells Fargo & Co.
136,000	5.00%, 11/15/2014	144,156
		1,314,560
	Electric Power Generation, Transmission and Distribution - 0.99%
	Exelon Generation Co., LLC
135,000	5.20%, 10/1/2019	151,891
	PSEG Power LLC
675,000	4.15%, 9/15/2021	714,480
		866,371

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2013 (Unaudited), Continued

Principal Value		Value
	Health and Personal Care Stores - 0.18%
	Express Scripts, Inc.
$148,000	3.125%, 5/15/2016	$156,297
	Household Appliance Manufacturing - 0.29%
	Whirlpool Corp.
220,000	6.50%, 6/15/2016	250,461
	Insurance Carriers - 1.75%
	American International Group, Inc.
800,000	5.85%, 1/16/2018	923,018
	Cigna Corp.
140,000	8.30%, 1/15/2033	178,964
	Wellpoint, Inc.
440,000	3.125%, 5/15/2022	434,913
		1,536,895
	Investigation and Security Services - 0.13%
	Tyco International Finance
105,000	3.375%, 10/15/2015	110,438
	Machinery Manufacturing - 0.56%
	Kennametal, Inc.
490,000	2.65%, 11/1/2019	486,820
	Management of Companies and Enterprises - 0.81%
	JPMorgan Chase & Co.
688,000	2.60%, 1/15/2016	712,107
	Medical and Diagnostic Laboratories - 0.19%
	Laboratory Corporation of America Holdings
170,000	3.75%, 8/23/2022	170,058
	Medical Equipment and
	Supplies Manufacturing - 0.12%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	101,036
	Miscellaneous Manufacturing - 0.98%
	Mattel, Inc.
865,000	1.70%, 3/15/2018	861,401

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2013 (Unaudited), Continued

Principal Value		Value
	Motion Picture and Video Industries - 0.96%
	Time Warner, Inc.
$273,000	4.00%, 1/15/2022	$289,212
	Viacom, Inc.
522,000	3.50%, 4/1/2017	555,403
		844,615
	Newspaper, Periodical, Book, and
	Directory Publishers - 0.23%
	Thomson Reuters Corp.
193,000	3.95%, 9/30/2021	205,745
	Non-Depository Credit Intermediation - 1.09%
	American Express Credit
650,000	2.80%, 9/19/2016	684,468
	General Electric Capital Corp.
15,000	5.55%, 10/15/2020	17,079
230,000	5.15%, 6/15/2023	256,602
		958,149
	Nonmetallic Mineral Mining and Quarrying - 0.66%
	Potash Corporation of Saskatchewan, Inc.
543,000	3.25%, 12/1/2017	579,688
	Office Supplies, Stationery, and Gift Stores - 0.79%
	Staples, Inc.
680,000	2.75%, 1/12/2018	692,746
	Pharmaceutical and Medicine Manufacturing - 1.22%
	Amgen, Inc.
656,000	2.125%, 5/15/2017	670,097
	Celgene Corp.
400,000	3.25%, 8/15/2022	399,830
		1,069,927
	Pipeline Transportation of Natural Gas - 0.20%
	Kinder Morgan Energy Partners
165,000	4.15%, 3/1/2022	172,944

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2013 (Unaudited), Continued

Principal Value		Value
	Securities and Commodity Contracts
	Intermediation and Brokerage - 1.26%
	Goldman Sachs Group, Inc.
$660,000	3.625%, 2/7/2016	$698,518
	Prudential Financial, Inc.
	3.00%, 5/12/2016	404,884
384,000		1,103,402
	Software Publishers - 1.14%
315,000	BMC Software, Inc.
	4.25%, 2/15/2022	319,281
	Symantec Corp.
660,000	2.75%, 6/15/2017	677,146
		996,427
	Traveler Accommodation - 0.36%
	Marriott International, Inc.
320,000	3.25%, 9/15/2022	312,828
	Wireless Telecommunications Carriers - 0.57%
	AT&T, Inc.
336,000	4.45%, 5/15/2021	375,620
	BellSouth Telecommunications, Inc.
100,000	6.375%, 6/1/2028	120,709
		496,329
	TOTAL CORPORATE BONDS
	(Cost $16,802,593)	16,825,441

Shares	SHORT-TERM INVESTMENTS - 5.68%
4,973,823	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.02% (b)	4,973,823
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,973,823)	4,973,823
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $86,384,144) - 99.72%	87,369,665
	Other Assets in Excess of Liabilities - 0.28%	242,670
	NET ASSETS - 100.00%	$87,612,335

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of May 31, 2013.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 87.24%	Value
	Administrative and Support Services - 2.95%
40,825	Robert Half International, Inc.	$1,419,077

	Air Transportation - 1.03%
10,167	Ryanair Holdings PLC - ADR	496,556

	Chemical Manufacturing - 8.23%
19,322	Agrium, Inc. (a)	1,784,966
18,826	Eastman Chemical Co.	1,350,201
5,119	Novo Nordisk A/S - ADR	824,671
		3,959,838
	Clothing and Clothing Accessories Stores - 6.79%
35,385	Foot Locker, Inc.	1,214,413
50,597	Gap, Inc.	2,051,709
		3,266,122
	Computer and Electronic Product Manufacturing - 4.93%
4,241	Apple, Inc.	1,907,093
16,576	MKS Instruments, Inc.	466,614
		2,373,707
	Electrical Equipment, Appliance, and Component Manufacturing - 4.05%
33,922	Emerson Electric Co.	1,949,158

	Fabricated Metal Product Manufacturing - 4.17%
15,157	Parker Hannifin Corp.	1,512,063
5,447	Snap-on, Inc.	496,167
		2,008,230
	Insurance Carriers and Related Activities - 3.82%
28,800	Manulife Financial Corp. (a)	455,040
48,594	Unum Group	1,383,957
		1,838,997
	Machinery Manufacturing - 3.81%
24,649	KLA-Tencor Corp.	1,387,492
59,314	Nam Tai Electronics, Inc. (a)	444,855
		1,832,347

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2013 (Unaudited), Continued

Shares		Value
	Merchant Wholesalers, Durable Goods - 1.98%
10,320	Applied Industrial Technologies, Inc.	$496,082
18,391	Schnitzer Steel Industries, Inc. - Class A	454,258
		950,340
	Miscellaneous Manufacturing - 6.84%
15,491	Baxter International, Inc.	1,089,482
37,815	Coach, Inc.	2,203,102
		3,292,584
	Oil and Gas Extraction - 3.88%
61,664	Suncor Energy, Inc. (a) .	1,869,036

	Paper Manufacturing - 3.84%
12,567	Domtar Corp.	910,730
19,141	Packaging Corp of America	937,909
		1,848,639
	Personal and Laundry Services - 0.97%
10,215	Weight Watchers International, Inc.	468,358

	Petroleum and Coal Products Manufacturing - 3.60%
	HollyFrontier Corp.	1,729,827

	Professional, Scientific, and Technical Services - 3.08%
34,946	Ebix, Inc.	570,975
28,779	URS Corp.	912,416
		1,483,391
18,836	Rail Transportation - 1.87%
5,805	Union Pacific Corp.	897,569

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.16%
4,488	BlackRock, Inc.	1,253,050
73,009	TD Ameritrade Holding Corp.	1,711,331
		2,964,381
	Support Activities for Mining - 2.93%
23,416	Ensco PLC - Class A (a)	1,408,941

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2013 (Unaudited), Continued

Shares		Value
	Telecommunications - 6.01%	$
43,824	Mobile TeleSystems - ADR		844,489
21,410	Time Warner Cable, Inc.		2,044,869
			2,889,358
	Transportation Equipment
	Manufacturing - 3.61%
78,767	Ford Motor Co.		1,235,066
11,690	Thor Industries, Inc.		499,280
			1,734,346
	Utilities - 2.69%
8,442	Siemens AG - ADR		887,254
16,169	Ultrapar Participacoes S.A. - ADR		407,944
			1,295,198
	TOTAL COMMON STOCKS
	(Cost $40,434,945)		41,976,000

	EXCHANGE-TRADED FUNDS - 5.17%
15,251	SPDR S&P 500 ETF Trust		2,489,574
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,244,295)		2,489,574

	PREFERRED STOCKS - 2.71%
	Beverage and Tobacco Product Manufacturing - 2.71%
	Companhia de Bebidas
34,200	das Americas - ADR		1,301,994
	TOTAL PREFERRED STOCKS
	(Cost $1,396,102)		1,301,994

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2013 (Unaudited)

Shares		Value
4,454,356	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (b)	$4,454,356
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,454,356)	4,454,356
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $48,529,698) - 104.38%	50,221,924
	Liabilities in Excess
	of Other Assets - (4.38)%	(2,106,884)
	NET ASSETS - 100.00%	$48,115,040

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of May 31, 2013

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2013 (Unaudited)

	WBI Absolute Return Balanced Fund	WBI Absolute Return Dividend Growth Fund
ASSETS
Investments in securities, at value (identified cost $86,384,144 and $48,529,698, respectively)	$87,369,665	$50,221,924
Receivables
Investment securities sold	763,693	—
Dividends and interest	266,781	120,257
Fund shares sold	261,071	204,058
Dividend tax reclaim	—	1,556
Prepaid expenses	88,240	48,800
Total assets	88,749,450	50,596,595
LIABILITIES
Payables
Investment securities purchased	875,737	2,376,685
Fund shares redeemed	117,304	13,000
Advisory fees	77,767	32,778
Administration and fund accounting fees	25,754	24,367
12b-1 fees	13,237	5,580
Transfer agent fees and expenses	12,675	13,915
Audit fees	9,493	9,493
Shareholder reporting	2,420	2,741
Chief Compliance Officer fee	2,230	2,231
Custody fees	257	103
Legal fees	241	662
Total liabilities	1,137,115	2,481,555
NET ASSETS	$87,612,335	$48,115,040

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2013 (Unaudited), Continued

	WBI Absolute Return Balanced Fund	WBI Absolute Return Dividend Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
No Load Shares
Net assets applicable to shares outstanding	$32,619,404	$20,206,636
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	3,051,334	1,701,407
Net asset value, offering and redemption price per share	$10.69	$11.88
Institutional Shares
Net assets applicable to shares outstanding	54,992,931	27,908,404
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	5,129,718	2,342,368
Net asset value, offering and redemption price per share	$10.72	$11.91
COMPONENTS OF NET ASSETS
Paid-in capital	85,898,141	44,323,041
Undistributed net investment income/(loss)	107,713	(1,335)
Accumulated net realized gain on investments and options	620,960	2,101,260
Net unrealized appreciation on investments	985,521	1,692,074
Net assets	$87,612,335	$48,115,040

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2013 (Unaudited)

	WBI Absolute Return Balanced Fund	WBI Absolute Return Dividend Growth Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld of $6,736 and $11,237, respectively)	$705,275	$451,626
Interest	178,745	1,053
Total investment income	884,020	452,679
Expenses
Advisory fees (Note 4)	372,184	176,711
Administration and fund accounting fees (Note 4) .	51,509	47,900
Shareholder servicing fees - Institutional Shares (Note 6)	27,738	11,078
Shareholder servicing fees - No Load Shares (Note 6)	14,126	9,679
Distribution fees - No Load Shares (Note 5)	34,658	20,384
Transfer agent fees and expenses (Note 4)	32,747	26,287
Registration fees	18,663	14,901
Audit fees	9,493	9,493
Legal fees	5,441	5,007
Chief Compliance Officer fee (Note 4)	4,481	4,481
Custody fees (Note 4)	4,384	2,719
Reports to shareholders	4,047	1,840
Trustee fees	2,531	2,287
Other expenses	1,339	1,617
Insurance expense	1,216	1,308
Total expenses	584,557	335,692
Add: advisory fee recoupment (Note 4)	101,423	—
Less: advisory fee waiver (Note 4)	—	(6,064)
Net expenses	685,980	329,628
Net investment income	198,040	123,051
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND OPTIONS
Net realized gain/(loss) on:
Investments	627,958	3,124,667
Purchased options	(7,200)	(11,145)
Written options	—	528
Capital gain distributions from
regulated investment companies	200	—
Net change in unrealized
appreciation/(depreciation) on investments	61,966	(55,578)
Net realized and unrealized gain on investments	682,924	3,058,472
Net Increase in Net Assets Resulting from Operations	$880,964	$3,181,523

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2013(Unaudited)	Year Ended November 30, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM: OPERATIONS
Net investment income	$198,040	$243,640
Net realized gain/(loss) on:
Investments	627,958	1,038,037
Purchased options	(7,200)	—
Capital gain distributions from
regulated investment companies	200	—
Net change in unrealized
appreciation on investments	61,966	655,784
Net increase in net assets
resulting from operations	880,964	1,937,461
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(49,648)	(76,572)
Institutional Shares	(99,487)	(151,082)
From net realized gain on investments
No Load Shares	(172,158)	—
Institutional Shares	(278,662)	—
Total distributions to shareholders	(599,955)	(227,654)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	32,904,052	41,532,898
Total increase in net assets	33,185,061	43,242,705
NET ASSETS
Beginning of period	54,427,274	11,184,569
End of period	$87,612,335	$54,427,274
Undistributed net investment
income at end of period	$107,713	$59,191

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30, 2012

	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,353,773	$14,464,340	1,737,707	$18,214,570
Shares issued on reinvestments of distributions	19,594	206,972	6,675	68,750
Shares redeemed**	(277,041)	(2,966,546)	(298,824)	(3,125,867)
Net increase	1,096,326	$11,704,766	1,445,558	$15,157,453
** Net of redemption fees of		$627		$1,255

	Institutional Shares		Institutional Shares
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30, 2012

	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,807,667	$30,066,249	2,862,198	$29,943,312
Shares issued on reinvestments of distributions	23,437	248,038	8,263	85,773
Shares redeemed**	(848,963)	(9,115,001)	(349,670)	(3,653,640)
Net increase	1,982,141	$21,199,286	2,520,791	$26,375,445
** Net of redemption fees of		$3,076		$2,332

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM: OPERATIONS
Net investment income	$123,051	$216,332
Net realized gain/(loss) on:
Investments	3,124,667	2,724,400
Purchased options	(11,145)	—
Written options	528	—
Net change in unrealized apppreciation/(depreciation) on investments	(55,578)	454,030
Net increase in net assets
resulting from operations	3,181,523	3,394,762
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(87,471)	(62,674)
Institutional Shares	(96,787)	(153,402)
Total distributions to shareholders	(184,258)	(216,076)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	18,901,132	2,997,086
Total increase in net assets	21,898,397	6,175,772
NET ASSETS
Beginning of period	26,216,643	20,040,871
End of period	$48,115,040	$26,216,643
Undistributed net investment income/(loss) at end of period	$(1,335)	$60,018

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30, 2012

	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	610,666	$7,025,636	925,830	$9,548,415
Shares issued on reinvestments of distributions	7,128	78,266	5,215	53,827
Shares redeemed**	(101,145)	(1,164,749)	(253,178)	(2,596,668)
Net increase	516,649	$5,939,153	677,867	$7,005,574
** Net of redemption fees of		$793		$2,108

	Institutional Shares		Institutional Shares
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30, 2012

	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,293,497	$14,985,058	730,501	$7,446,093
Shares issued on reinvestments of distributions	7,957	87,524	13,940	139,700
Shares redeemed**	(185,500)	(2,110,603)	(1,120,634)	(11,594,281)
Net increase	1,115,954	$12,961,979	(376,193)	$(4,008,488)
** Net of redemption fees of		$554		$1,304

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30, 2012	December 29, 2010* to November 30, 2011

Net asset value, beginning of period	$10.65		$9.83	$10.00
Income from investment operations:
Net investment income	0.02	^	0.08 ^	0.08	^
Net realized and unrealized gain/(loss) on investments and options	0.12		0.83	(0.25)
Total from investment operations	0.14		0.91	(0.17)
Less distributions:
From net investment income	(0.02)		(0.09)	—
From net realized gain on investments	(0.08)		—	—
Total distributions	(0.10)		(0.09)	—
Redemption fees retained	0.00	^#	0.00 ^#	0.00	^#
Net asset value, end of period	$10.69		$10.65	$9.83

Total return	1.37	%‡	9.34%	-1.70	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$32,619		$20,826	$5,010
Ratio of expenses to average net assets (a):
Before expense reimbursement/recoupment	1.73	%†	2.21%	6.66	%†

After expense reimbursement/recoupment	2.00	%†	2.00%	2.00	%†

Ratio of net investment income/(loss) to average net assets (b):

Before expense reimbursement/recoupment	0.66	%†	0.51%	(3.77	)%†

After expense reimbursement/recoupment	0.39	%†	0.72%	089	%†
Portfolio turnover rate	65.16	%‡	202.76%	225.23	%‡

*   Commencement of operations.
^   Per share numbers have been calculated using the average shares method.
#   Amount is less than $0.01.
‡   Not annualized.
†   Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30, 2012	December 29, 2010* to November 30, 2011

Net asset value, beginning of period	$10.68		$9.85	$10.00
Income from investment operations:
Net investment income	0.03	^	0.10 ^	0.10	^
Net realized and unrealized gain/(loss) on investments and options	0.12		0.84	(0.25)
Total from investment operations	0.15		0.94	(0.15)
Less distributions:
From net investment income	(0.03)		(0.09)	—
From net realized gain on investments	(0.08)		—	—
Total distributions	(0.11)		(0.11)	—
Redemption fees retained	0.00	^#	0.00 ^#	0.00	^#
Net asset value, end of period	$10.72		$10.68	$9.85

Total return	1.42	%‡	9.65%	-1.50	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$54,993		$33,602	$6,174
Ratio of expenses to average net assets (a):
Before expense reimbursement/recoupment	1.47%	†	1.94%	5.80	%†

After expense reimbursement/recoupment	1.75%	†	1.75%	1.75	%†

Ratio of net investment income/(loss) to average net assets (b):

Before expense reimbursement/recoupment	0.89	%†	0.76%	(2.97	)%†

After expense reimbursement/recoupment	0.61	%†	0.95%	1.08	%†
Portfolio turnover rate	65.16	%‡	202.76%	225.23	%‡

*   Commencement of operations.
^   Per share numbers have been calculated using the average shares method.
#   Amount is less than $0.01.
‡   Not annualized.
†   Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares

	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30, 2012	December 29, 2010* to November 30, 2011
Net asset value, beginning of period . . . . .	$10.86		$9.50	$10.00
Income from investment operations: Net investment income . . . . . . . . . . . . . . .	0.03	^	0.06 ^	0.03	^
Net realized and unrealized gain/(loss) on investments and options	1.06		1.37	(0.55)
Total from investment operations	1.09		1.43	(0.52)
Less distributions: From net investment income	(0.07)		(0.07)	—
Total distributions	(0.07)		(0.07)	—
Redemption fees retained	0.00	^#	0.00 ^#	0.02	^
Net asset value, end of period	$11.88		$10.86	$9.50

Total return	10.11	%‡	15.16%	-5.00	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$20,207		$12,866	$4,815
Ratio of expenses to average net assets (a):
Before expense reimbursement	2.03	%†	2.31%	4.56	%†
After expense reimbursement	2.00	%†	2.00%	2.00	%†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement	0.56	%†	0.23%	(2.20	)%†
After expense reimbursement	0.59	%†	0.54%	0.36	%†
Portfolio turnover rate	116.24	%‡	261.95%	301.31	%‡

*   Commencement of operations.
^   Per share numbers have been calculated using the average shares method.
#   Amount is less than $0.01.
‡   Not annualized.
†   Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30, 2012	December 29, 2010* to November 30, 2011
Net asset value, beginning of period	$10.89		$9.50	$10.00
Income from investment operations:
Net investment income	0.04	^	0.10 ^	0.05	^
Net realized and unrealized gain/(loss) on investments and options	1.06		1.39	(0.55)
Total from investment operations	1.10		1.49	(0.50)
Less distributions:
From net investment income	(0.08)		(0.10)	—
Total distributions	(0.08)		(0.10)	—
Redemption fees retained	0.00	^#	0.00 ^#	0.00	^#
Net asset value, end of period	$11.91		$10.89	$9.50

Total return	10.13	%‡	15.75%	-5.00	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$27,908		$13,351	$15,226
Ratio of expenses to average net assets (a):
Before expense reimbursement	1.78	%†	1.95%	2.92	%†
After expense reimbursement	1.75	%†	1.57%	1.75	%†
Ratio of net investment income/(loss to average net assets (b):
Before expense reimbursement	0.76	%†	0.61%	(0.59	)%†
After expense reimbursement	0.79	%†	0.99%	0.58	%†
Portfolio turnover rate	116.24	%‡	261.95%	301.31	%‡

*   Commencement of operations.
^   Per share numbers have been calculated using the average shares method.
#   Amount is less than $0.01.
‡   Not annualized.
†   Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. Each Fund offers No Load Shares and Institutional Shares. The investment objective of the WBI Absolute Return Balanced Fund is to seek current income and long-term appreciation, while also seeking to protect principal during unfavorable market conditions. The investment objective of the WBI Absolute Return Dividend Growth Fund is to seek long-term capital appreciation and current income. The Funds commenced operations on December 29, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal  Income Taxes:   It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2011-2012, or expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for inaccordance with the Funds’ understanding of the applicable country’s tax rules and rates.

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited). Continued

The Funds distribute substantially all net investment income, if any, quarterly and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Invesetment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Reclassification  of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees:  The Funds charge a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  During the six months ended May 31, 2013, the WBI Absolute Return Balanced Fund – No Load Shares, and Institutional Shares retained $627 and $3,076, respectively, in redemption fees. During the six months ended May 31, 2013, the WBI Absolute Return Dividend Growth Fund – No Load Shares and Institutional Shares retained $793 and $554, respectively, in redemption fees.

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited). Continued

G.
Derivative Transactions:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Funds to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Funds may also purchase put options to provide protection against adverse price effects from changes in prices of securities.   In addition, the Funds enter into written put options to hedge against changes in the value of purchased put options.

The Funds may purchase and write call and put options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.  As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period.  As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited). Continued

When purchasing options, the Funds will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Funds have a realized gain or loss.

Average Balance Information

The average monthly market values of purchased and written options during the period ended May 31, 2013 for the WBI Absolute Return Balanced Fund was $1,167 and $8,000, respectively.

Transactions in written options contracts for the period ended May 31, 2013, are as follows:

WBI Absolute Return Balanced Fund
	Contracts	Premiums Received
Beginning Balance	—	$—
Options Written	200	9,800
Options Closed	(200)	(9,800)
Outstanding at May 31, 2013	—	$—

The average monthly market values of purchased and written options during the period ended May 31, 2013 for the WBI Absolute Return Dividend Growth Fund was $1,325 and $8,638, respectively.

Transactions in written options contracts for the period ended May 31, 2013, are as follows:

WBI Absolute Return Dividend Growth Fund
	Contracts	Premiums Received
Beginning Balance	—	$—
Options Written	195	10,905
Options Expired	(24)	(528)
Options Closed	(171)	(10,377)
Outstanding at May 31, 2013	—	$—

The effect of derivative instruments on the statement of operations for the period ended May 31, 2013 is as follows:

WBI Absolute Return Balanced Fund

Derivative Type	Location of Gain/(Loss) on Derivatives Recognized in Income	Value
Equity Contract	Change in realized loss on purchased options	$(7,200)

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited). Continued

WBI Absolute Return Dividend Growth Fund

Derivative Type	Location of Gain/(Loss) on Derivatives Recognized in Income	Value
Equity Contract	Change in realized loss on purchased options	$(11,145)
Equity Contract	Change in realized gain on written options	528

H.
Events Subsequent to the Fiscal Period End:   In preparing the financial statements as of May 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited). Continued

Corporate  Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Options – Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited). Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2013:

WBI Absolute Return Balanced Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Agriculture, Forestry, Fishing, and Hunting	$1,941,014	$—	$—	$1,941,014
Arts, Entertainment and Recreation	844,505	—	—	844,505
Finance and Insurance	6,592,300	—	—	6,592,300
Information	3,770,287	—	—	3,770,287
Manufacturing	15,964,117	—	—	15,964,117
Professional, Scientific and Technical Services	1,961,498	—	—	1,961,498
Retail Trade	2,364,358	—	—	2,364,358
Wholesale Trade	962,623	—	—	962,623
Total Common Stocks	34,400,702	—	—	34,400,702
Exchange-Traded Funds	31,169,699	—	—	31,169,699
Corporate Bonds
Accommodation and Food Services	—	312,828	—	312,828
Administrative Support and Waste Management	—	726,532	—	726,532
Finance and Insurance	—	5,774,979	—	5,774,979
Health Care and Social Assistance	—	170,058	—	170,058
Information	—	2,653,554	—	2,653,554
Manufacturing	—	4,181,747	—	4,181,747
Mining, Quarrying, and Oil and Gas Extraction	—	579,688	—	579,688
Professional, Scientific, and Technical Services	—	537,697	—	537,697
Retail Trade	—	849,043	—	849,043
Transportation and Warehousing	—	172,944	—	172,944
Utilities	—	866,371	—	866,371
Total Corporate Bonds	—	16,825,441	—	16,825,441
Short-Term Investments	4,973,823	—	—	4,973,823
Total Investments in Securities	$70,544,224	$16,825,441	$—	$87,369,665

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited). Continued

WBI Absolute Return Dividend Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$1,419,077	$—	$—	$1,419,077
Finance and Insurance	4,803,378	—	—	4,803,378
Information	2,889,358	—	—	2,889,358
Manufacturing	20,728,676	—	—	20,728,676
Mining, Quarrying, and Oil and Gas Extraction	3,277,977	—	—	3,277,977
Other Services (Except Public Administration)	468,358	—	—	468,358
Professional, Scientific and Technical Services	1,483,391	—	—	1,483,391
Retail Trade	3,266,122	—	—	3,266,122
Transportation and Warehousing	1,394,125	—	—	1,394,125
Utilities	1,295,198	—	—	1,295,198
Wholesale Trade	950,340	—	—	950,340
Total Common Stocks	41,976,000	—	—	41,976,000
Exchange-Traded Funds	2,489,574	—	—	2,489,574
Preferred Stock
Manufacturing	1,301,994	—	—	1,301,994
Total Preferred Stock	1,301,994	—	—	1,301,994
Short-Term Investments	4,454,356	—	—	4,454,356
Total Investments in Securities	$50,221,924	$—	$—	$50,221,924

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at May 31, 2013, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended May 31, 2013.

New Accounting Pronouncement – In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Funds are currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited). Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended May 31, 2013, WBI Investments, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended May 31, 2013, the WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund incurred $372,184 and $176,711, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  For the six months ended May 31, 2013, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit each Fund’s No Load Shares aggregate annual operating expenses to 2.00% of average daily net assets and each Fund’s Institutional Shares aggregate annual operating expenses to 1.75% of average daily net assets.   The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended May 31, 2013, the Advisor recouped expenses of $101,423 for the WBI Absolute Return Balanced Fund.  For the six months ended May 31, 2013, the Advisor reduced its fees and absorbed Fund expenses in the amount of $6,064 for the WBI Absolute Return Dividend Growth Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

WBI Absolute Return Balanced Fund		WBI Absolute Return Dividend Growth Fund
Year	Amount	Year	Amount
2014	$80,684	2014	$166,283
2015	55,787	2015	92,504
	$136,471	2016	6,064
			$264,851

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited). Continued

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds' Adminstrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.   U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the six months ended May 31, 2013, the WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund incurred the following expenses for administration and fund accounting, transfer agency, chief compliance officer fees, and custody:

	WBI Absolute ReturnBalanced Fund	WBI Absolute Return Dividend Growth Fund
Administration and Fund Accounting	$51,509	$47,900
Transfer Agency (a)	26,105	22,053
Chief Compliance Officer	4,481	4,481
Custody	4,384	2,719

(a) Does not include out-of-pocket expenses.

At May 31, 2013, the Funds had payables due to USBFS for administration and fund accounting, transfer agency, chief compliance officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	WBI Absolute ReturnBalanced Fund	WBI Absolute Return Dividend Growth Fund
Administration and Fund Accounting	$25,754	$24,367
Transfer Agency (a)	10,981	11,257
Chief Compliance Officer	2,230	2,231
Custody	257	103

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

NOTE 5 – DISTRIBUTION (12B-1) FEE

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the No Load Shares only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s No Load Shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2013, the WBI Absolute Return Balanced Fund No Load Shares and the WBI Absolute Return Dividend Growth Fund No Load Shares paid the Distributor $34,658 and $20,384, respectively.

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited). Continued

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the “Agree ment”) with the Advisor, under which the No Load Shares and Institutional Shares may pay servicing fees at an annual rate of 0.40% of the average daily net assets of each class. For the period December 1, 2012 through April 15, 2013 the Advisor voluntarily reduced each Fund’s shareholder servicing plan fee from 0.40% of each Fund’s average daily net assets to 0.00% of each Fund’s average daily net assets. Effective April 16, 2013, the Advisor has determined to reinstate the shareholder servicing plan fee accrual of average daily net assets at 0.35%, for the WBI Absolute Return Balanced Fund – No Load Shares and the WBI Absolute Return Dividend Growth Fund – Institutional Shares. Effective April 16, 2013, the Advisor has determined to reinstate the shareholder servicing plan fee accrual of average daily net assets at 0.40% for the WBI Absolute Return Balanced Fund – Institutional Shares and the WBI Absolute Return Dividend Growth Fund – No Load Shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended May 31, 2013, the WBI Absolute Return Balanced Fund No Load Shares and Institutional Shares incurred shareholder servicing fees of $14,126 and $27,738, respectively, under the Agreement. For the six months ended May 31, 2013, the WBI Absolute Return Dividend Growth Fund No Load Shares and Institutional Shares incurred shareholder servicing fees of $9,679 and $11,078, respectively, under the Agreement.

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited). Continued

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the WBI Absolute Return Balanced Fund, were $77,109,718 and $26,737,478, respectively.

For the six months ended May 31, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the WBI Absolute Return Dividend Growth Fund, were $51,319,775 and $30,333,973, respectively.

The Funds made no purchases or sales of U.S. government securities.

NOTE 8 – LINES OF CREDIT

The WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund had lines of credit in the amount of $1,600,000 and $2,800,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended May 31, 2013, the WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund did not draw upon their lines of credit. At May 31, 2013, the Funds had no outstanding loan amounts.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the six months ended May 31, 2013 and the year ended November 30, 2012, were characterized as follows:

	WBI Absolute Return Balanced Fund		WBI Absolute Return Dividend Growth Fund
	May 31, 2013	Nov. 30, 2012	May 31, 2013	Nov. 30, 2012
Ordinary Income	$545,426	$227,654	$184,258	$216,076
Long-Term Capital Gains	54,529	—	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

WBI Funds
NOTES TO FINANCIAL STATEMENTS at May 31, 2013 (Unaudited). Continued

As of November 30, 2012, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) were as follows:

	WBI Absolute Return Balanced Fund	WBI Absolute Return Dividend Growth Fund
Cost of investments (a)	$54,965,757	$26,504,915
Gross tax unrealized appreciation	$1,030,067	$1,812,293
Gross tax unrealized depreciation	(106,512)	(64,641)
Net tax unrealized appreciation	923,555	1,747,652
Undistributed ordinary income	455,452	60,018
Undistributed long-term capital gain	54,500	—
Total distributable earnings	509,952	60,018
Other accumulated gains/(losses)	—	(1,012,936)
Total accumulated earnings/(losses)	$(1,433,507)	$794,734

(a) The difference between book-basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At November 30, 2012, the Funds had capital loss carryforwards as follows:

Short-Term Capital Loss Carryover
WBI Absolute Return Balanced Fund	$ —
WBI Absolute Return Dividend Growth Fund	1,012,936

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long- term losses. Under the law in effect prior to the Act, preenactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses.

WBI Absolute Return Balanced Fund utilized $587,119 of short-term capital loss carryforward and WBI Absolute Dividend Growth Fund utilized $2,694,108 of short-term capital loss carryforward.

WBI Funds
NOTICE OF SHAREHOLDERS at May 31, 2013 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-WBI-FUND (1-855-924-3863).

WBI Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

WBI Absolute Return Balanced Fund
WBI Absolute Return Dividend Growth Fund

At a meeting held on December 4-6, 2012, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreement for the WBI Absolute Return Balanced Fund and WBI Absolute Return Dividend Growth Fund (the “Funds”) with WBI Investments, Inc. (the “Advisor”) for an annual term.  At this meeting, and at a prior meeting held on October 24-25, 2012, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.   In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2012 on both an absolute basis, and in comparison to both benchmarks and itspeer funds as classified by Lipper and Morningstar.  The Board considered that each Fund was relatively new, with less than two years of performance information.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Funds, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the peer universe.

WBI Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), continued

WBI Absolute Return Balanced Fund.  The Board noted that the WBI Absolute Return Balanced Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for all relevant periods.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for all relevant periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

WBI Absolute Return Dividend Growth Fund.  The Board noted that the WBI Absolute Return Dividend Growth Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for all relevant periods.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month and one-year periods, and below its peer group median and average for the year-to-date and since-inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.   In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees charged by the Advisor to other similarly managed accounts.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

WBI Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), continued

WBI Absolute Return Balanced Fund.  The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the WBI Absolute Return Balanced Fund of 1.75% for Institutional shares and 2.00% for No Load shares (the “Expense Caps”). The Board noted that the Fund’s total expense ratio for both Institutional shares and No Load shares was above the median and average of its peer group.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for Institutional shares was below the average of this segment of its peer group, and the total expense ratio for No Load shares was above the average of this segment of its peer group.  The Board also noted that the contractual advisory fee was just below its peer group average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes, but above the median of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in-line with the fees charged to the Advisor’s similarly managed account clients. As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

WBI Absolute Return Dividend Growth Fund.  The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the WBI Absolute Return Dividend Growth Fund of 1.75% for Institutional shares and 2.00% for No Load shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for both Institutional shares and No Load shares was above the median average of its peer group. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for Institutional shares was below the average of this segment of its peer group, and the total expense ratio for No Load shares was above the average of this segment of its peer group. The Board also noted that the contractual advisory fee was just below its peer group average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes, but above the median of its peer group. The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were below the peer group median and average. The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were in-line with the fees charged to the Advisor’s similarly managed account clients. As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

WBI Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), continued

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but indicated they would revisit this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, including benefits received in the form of Rule 12b-1 fees. The Board also considered that the Funds do not currently utilize “soft dollars,” but may do so in the future.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the WBI Absolute Return Balanced Fund and WBI Absolute Return Dividend Growth Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the WBI Absolute Return Balanced Fund and WBI Absolute Return Dividend Growth Fund would be in the best interest of each Fund and its shareholders.

WBI Funds
PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non- public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
WBI Investments, Inc.
34 Sycamore Avenue, Suite 1-E Little Silver, NJ  07739

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022-3205

Custodian
U.S. Bank National Association
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI  53202
1-855-WBI-FUND (1-855-924-3863)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.
To obtain a free prospectus, please call 1-855-924-3863

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date   12/2/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  12/2/13

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  12/2/13

* Print the name and title of each signing officer under his or her signature.